Segment Production And Growth Assets - Summary of Segment Production and Growth Assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of operating segments [line items]
Acquisitions through business combination and asset acquisitions		$ 941
Total Intangible assets		4,826	[1]	$ 4,183	[1]	$ 4,670
Total exploration and evaluation		721		668
Total property, plant and equipment		42,636		40,791
Total lease assets		1,291		1,230		1,264
Additions to lease assets		148		128
Land and buildings [member]
Disclosure of operating segments [line items]
Total lease assets		603		430		464
Additions to lease assets		37		8
Oil and gas properties [member]
Disclosure of operating segments [line items]
Total lease assets		17		107		$ 225
Additions to lease assets		0		0
Australia [member]
Disclosure of operating segments [line items]
Other intangible assets				3,185
Additions to intangible assets				33
Total Intangible assets		2,887
Total exploration and evaluation		571		568
Total property, plant and equipment		24,491		25,352
Total lease assets		241		290
Additions to exploration and evaluation		17		79
Additions to property, plant and equipment		2,935		4,094
Additions to lease assets		15		6
Australia [member] | Adjustment to BHPP merger purchase price allocation [Member]
Disclosure of operating segments [line items]
Additions to intangible assets				33
Australia [member] | Other property, plant and equipment [member]
Disclosure of operating segments [line items]
Total lease assets		123	[2]	144	[3]
Additions to lease assets				6
Australia [member] | Land and buildings [member]
Disclosure of operating segments [line items]
Total property, plant and equipment		615		669
Total lease assets		102		94
Additions to lease assets		15
Australia [member] | Plant and equipment [member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment		2,794		3,127
Australia [member] | Projects in development [member]
Disclosure of operating segments [line items]
Total property, plant and equipment		9,556		7,825
Australia [member] | Exploration [member]
Disclosure of operating segments [line items]
Additions to exploration and evaluation				29
Australia [member] | Evaluation [member]
Disclosure of operating segments [line items]
Additions to exploration and evaluation		17		55
Australia [member] | Restoration [member]
Disclosure of operating segments [line items]
Additions to exploration and evaluation				(5)
Restoration	[4]	(137)
Additions to property, plant and equipment	[4]			779
Australia [member] | Oil and gas properties [member]
Disclosure of operating segments [line items]
Total property, plant and equipment	[5]	14,320		16,858
Total lease assets		16	[2]	52	[3]
Australia [member] | Capitalised borrowings costs [member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment		278	[6]	188	[7]
Australia [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Total exploration and evaluation		571		568
International [member]
Disclosure of operating segments [line items]
Other intangible assets				810
Additions to intangible assets				22
Total Intangible assets		810
Total exploration and evaluation		150		100
Total property, plant and equipment		16,362		14,997
Total lease assets		255		149
Additions to exploration and evaluation		82		167
Additions to property, plant and equipment		3,261		2,311
Additions to lease assets		172
International [member] | Adjustment to BHPP merger purchase price allocation [Member]
Disclosure of operating segments [line items]
Additions to intangible assets				22
International [member] | Acquisitions Through Asset Acquisitions [Member]
Disclosure of operating segments [line items]
Additions to lease assets	[8]	172
International [member] | Other property, plant and equipment [member]
Disclosure of operating segments [line items]
Total lease assets	[3]			2
International [member] | Acquisitions Through Business Combination And Asset Acquisitions [Member]
Disclosure of operating segments [line items]
Acquisitions through business combination and asset acquisition property, plant and equipment	[8]	1,367
International [member] | Land and buildings [member]
Disclosure of operating segments [line items]
Total property, plant and equipment		57		32
Total lease assets		254		92
International [member] | Plant and equipment [member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment		1,828		2,000
International [member] | Projects in development [member]
Disclosure of operating segments [line items]
Total property, plant and equipment		4,838		7,655
International [member] | Exploration [member]
Disclosure of operating segments [line items]
Additions to exploration and evaluation		22		59
International [member] | Evaluation [member]
Disclosure of operating segments [line items]
Additions to exploration and evaluation		60		108
International [member] | Restoration [member]
Disclosure of operating segments [line items]
Restoration	[4]	(54)
Additions to property, plant and equipment	[4]			188
International [member] | Oil and gas properties [member]
Disclosure of operating segments [line items]
Total property, plant and equipment	[5]	11,467		7,310
Total lease assets		1	[2]	55	[3]
International [member] | Capitalised borrowings costs [member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment		120	[6]	123	[7]
International [member] | Americas [member]
Disclosure of operating segments [line items]
Total exploration and evaluation		149		76
International [member] | Africa [member]
Disclosure of operating segments [line items]
Total exploration and evaluation		1		24
Marketing [member]
Disclosure of operating segments [line items]
Total lease assets		547		539
Additions to lease assets		111		114
Marketing [member] | Other property, plant and equipment [member]
Disclosure of operating segments [line items]
Total lease assets		547	[2]	539	[3]
Additions to lease assets		111	[2]	114
New Energy/ Corporate [member]
Disclosure of operating segments [line items]
Other intangible assets				188
Additions to intangible assets		981		134
Total Intangible assets		1,129
Total property, plant and equipment		1,783		442
Total lease assets		248		252
Additions to property, plant and equipment		1,328		190
Additions to lease assets		22		8
New Energy/ Corporate [member] | Other property, plant and equipment [member]
Disclosure of operating segments [line items]
Total property, plant and equipment	[5]	189		198
Total lease assets		1	[2]	8	[3]
New Energy/ Corporate [member] | Computer software [member]
Disclosure of operating segments [line items]
Additions to intangible assets		39	[9]	118
New Energy/ Corporate [member] | Contract assets [member]
Disclosure of operating segments [line items]
Additions to intangible assets		1	[9]	16
New Energy/ Corporate [member] | Acquisitions Through Business Combination And Asset Acquisitions [Member]
Disclosure of operating segments [line items]
Acquisitions through business combination and asset acquisitions	[8]	941
Acquisitions through business combination and asset acquisition property, plant and equipment	[8]	936
New Energy/ Corporate [member] | Land and buildings [member]
Disclosure of operating segments [line items]
Total property, plant and equipment		62
Total lease assets		247		244
Additions to lease assets		22		8
New Energy/ Corporate [member] | Plant and equipment [member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment		381		190
New Energy/ Corporate [member] | Projects in development [member]
Disclosure of operating segments [line items]
Total property, plant and equipment		1,532		244
New Energy/ Corporate [member] | Restoration [member]
Disclosure of operating segments [line items]
Restoration	[4]	(1)
New Energy/ Corporate [member] | Capitalised borrowings costs [member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	[6]	12
Consolidated [member]
Disclosure of operating segments [line items]
Other intangible assets				4,183
Additions to intangible assets		981		189
Total Intangible assets		4,826
Total exploration and evaluation		721		668
Total property, plant and equipment		42,636		40,791
Total lease assets		1,291		1,230
Additions to exploration and evaluation		99		246
Additions to property, plant and equipment		7,524		6,595
Additions to lease assets		320		128
Consolidated [member] | Adjustment to BHPP merger purchase price allocation [Member]
Disclosure of operating segments [line items]
Additions to intangible assets				55
Consolidated [member] | Acquisitions Through Asset Acquisitions [Member]
Disclosure of operating segments [line items]
Additions to lease assets	[8]	172
Consolidated [member] | Other property, plant and equipment [member]
Disclosure of operating segments [line items]
Total property, plant and equipment	[5]	189		198
Total lease assets		671	[2]	693	[3]
Additions to lease assets		111	[2]	120
Consolidated [member] | Computer software [member]
Disclosure of operating segments [line items]
Additions to intangible assets		39	[9]	118
Consolidated [member] | Contract assets [member]
Disclosure of operating segments [line items]
Additions to intangible assets		1	[9]	16
Consolidated [member] | Acquisitions Through Business Combination And Asset Acquisitions [Member]
Disclosure of operating segments [line items]
Acquisitions through business combination and asset acquisitions	[8]	941
Acquisitions through business combination and asset acquisition property, plant and equipment	[8]	2,303
Consolidated [member] | Land and buildings [member]
Disclosure of operating segments [line items]
Total property, plant and equipment		734		701
Total lease assets		603		430
Additions to lease assets		37		8
Consolidated [member] | Plant and equipment [member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment		5,003		5,317
Consolidated [member] | Projects in development [member]
Disclosure of operating segments [line items]
Total property, plant and equipment		15,926		15,724
Consolidated [member] | Exploration [member]
Disclosure of operating segments [line items]
Additions to exploration and evaluation		22		88
Consolidated [member] | Evaluation [member]
Disclosure of operating segments [line items]
Additions to exploration and evaluation		77		163
Consolidated [member] | Restoration [member]
Disclosure of operating segments [line items]
Additions to exploration and evaluation				(5)
Restoration	[4]	(192)
Additions to property, plant and equipment	[4]			967
Consolidated [member] | Oil and gas properties [member]
Disclosure of operating segments [line items]
Total property, plant and equipment	[5]	25,787		24,168
Total lease assets		17	[2]	107	[3]
Consolidated [member] | Capitalised borrowings costs [member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment		410	[6]	311	[7]
Consolidated [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Total exploration and evaluation		571		568
Consolidated [member] | Americas [member]
Disclosure of operating segments [line items]
Total exploration and evaluation		149		76
Consolidated [member] | Africa [member]
Disclosure of operating segments [line items]
Total exploration and evaluation		1		24
Computer software [member] | New Energy/ Corporate [member]
Disclosure of operating segments [line items]
Other intangible assets	[9]			173
Total Intangible assets	[9]	203
Computer software [member] | Consolidated [member]
Disclosure of operating segments [line items]
Other intangible assets	[9]			173
Total Intangible assets	[9]	203
Contract assets [member] | New Energy/ Corporate [member]
Disclosure of operating segments [line items]
Other intangible assets	[9]			15
Total Intangible assets	[9]	757
Contract assets [member] | Consolidated [member]
Disclosure of operating segments [line items]
Other intangible assets	[9]			15
Total Intangible assets	[9]	757
Goodwill [member] | Australia [member]
Disclosure of operating segments [line items]
Other intangible assets				3,185
Total Intangible assets		2,887
Goodwill [member] | International [member]
Disclosure of operating segments [line items]
Other intangible assets				810
Total Intangible assets		810
Goodwill [member] | New Energy/ Corporate [member]
Disclosure of operating segments [line items]
Total Intangible assets		169
Goodwill [member] | Consolidated [member]
Disclosure of operating segments [line items]
Other intangible assets				$ 3,995
Total Intangible assets		$ 3,866

[1]	Intangible assets include software and contract assets which were previously presented within other assets (non-current). The 2023 amounts have been reclassified to be presented on the same basis (refer to Note B.6).
[2]	Plant and equipment, which was a category in 2023, has been reviewed and presented as ‘oil and gas properties’ and ‘other plant and equipment’ in 2024. The 2023 amounts have been reclassified to be presented on the same basis.
[3]	Plant and equipment, which was a category in 2023, has been reviewed and presented as “oil and gas properties” and “other plant and equipment” in 2024. The 2023 amounts have been reclassified to be presented on the same basis.
[4]	Relates to changes in restoration provision assumptions.
[5]	Transferred exploration and evaluation and plant and equipment, which were categories in 2023, have been reviewed and presented in new categories in 2024. Transferred exploration and evaluation and operational plant and equipment have been combined and presented as ‘oil and gas properties’. All remaining plant and equipment have been presented as ‘other plant and equipment’. The 2023 amounts have been reclassified to be presented on the same basis.
[6]	Borrowing costs capitalised were at a weighted average interest rate of 4.4%.
[7]	Borrowing costs capitalised were at a weighted average interest rate of 4.0%.
[8]	Refer to Note B.5 for details on business combination and Note B.7 for details on asset acquisitions.
[9]	Intangible assets include software and contract assets which were previously presented within other assets (non-current). The 2023 amounts have been reclassified to be presented on the same basis.